THE PAYDEN & RYGEL INVESTMENT GROUP

333 South Grand Avenue

Los Angeles, California 90071

Telephone (213) 625-1900

August 25, 2023

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	The Payden & Rygel Investment Group – Preliminary Proxy Statement

(File Nos. 33-46973 and 811-6625)

Ladies and Gentlemen:

On behalf of The Payden & Rygel Investment Group (the “Trust”) with respect to each series of the Trust (the “Funds”) transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement (the “Proxy Statement”) to be used in connection with a Special Meeting of Shareholders of the Funds to be held on November 10, 2023. The Proxy Statement consists of a Letter to Shareholders, Shareholder Questions and Answers, Notice of the Special Meeting of Shareholders, the Proxy Statement, and a form of proxy card (collectively, the “Proxy Materials”). It is anticipated that the Proxy Materials will be first sent to shareholders on or about September 15, 2023. We understand that no filing fee is applicable and, accordingly, no fee is included herein.

We would appreciate comments as soon as possible. If you have any questions or comments regarding the foregoing, please contact me at (213) 830-4392.

Sincerely,

/s/ Reza Pishva

Reza Pishva

Enclosures